Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2019
Cash & cash equivalents	5(a)	—	—	81,348	81,348
Trade & other receivables	5(b)	—	—	3,091	3,091
Financial assets at fair value through other comprehensive income	5(e)	1,672	—	—	1,672
Other non-current assets		—	—	3,324	3,324
		1,672	—	87,763	89,435
As of June 30, 2019
Cash & cash equivalents	5(a)	—	—	50,426	50,426
Trade & other receivables	5(b)	—	—	4,060	4,060
Financial assets at fair value through other comprehensive income	5(e)	2,317	—	—	2,317
Other non-current assets		—	—	3,324	3,324
		2,317	—	57,810	60,127

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2019
Trade and other payables	5(c)	—	—	19,241	19,241
Borrowings	5(d)	—	—	84,924	84,924
Lease liabilities	5(f)	—	—	9,374	9,374
Contingent considerations	5(e)(iii)	—	47,833	—	47,833
		—	47,833	113,539	161,372
As of June 30, 2019
Trade and other payables	5(c)	—	—	13,060	13,060
Borrowings	5(d)	—	—	81,286	81,286
Contingent considerations	5(e)(iii)	—	47,534	—	47,534
		—	47,534	94,346	141,880

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Cash at bank	80,928	50,005
Deposits at call(1)	420	421
	81,348	50,426

(1)	As of December 31, 2019 and June 30, 2019, interest-bearing deposits at call include amounts of $0.4 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade receivables

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Trade debtors	1,992	1,739
Income tax and tax incentives recoverable(1)	—	1,511
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	19	2
Other recoverable taxes (Goods and services tax and value-added tax)	358	86
Interest receivables	1	1
Trade and other receivables	3,091	4,060

(1)

The Group’s research and development activities are not eligible for the refundable tax offset, under an Australian Government tax incentive as a result of the Group earning revenues in excess of A$20.0 million. For the six months ended December 31, 2019, the Group has recognized $Nil income from research and development tax incentives. The $1.5 million recognized as a receivable at June 30, 2019, related to revenue from research and development tax incentives for the July 1, 2017 to June 30, 2018 financial period, and was received in July 2019.

(ii) Prepayments

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Clinical trial research and development expenditure	5,076	6,042
Prepaid insurance and subscriptions	2,700	1,095
Other	1,092	899
Prepayments	8,868	8,036

Summary of Trade and Other Payables
a.	Trade and other payables

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Trade payables and other payables	19,241	13,060
Trade and other payables	19,241	13,060

Summary of Borrowings
b.	Borrowings

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Current
Secured liabilities:
Borrowing arrangements	18,928	14,007
	18,928	14,007

Non-current
Secured liabilities:
Borrowing arrangements	61,472	65,601
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	11,262	8,416
	65,996	67,279

Summary of Net Debt

(iii) Net debt reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Cash and cash equivalents	81,348	50,426
Borrowings Repayable within one year	(21,619)	(14,007)
Borrowings Repayable after one year	(72,679)	(67,279)
Net Debt(1)	(12,950)	(30,860)

Cash and cash equivalents	81,348	50,426
Gross debt - fixed interest rates	(45,274)	(33,060)
Gross debt - variable interest rates	(49,024)	(48,226)
Net Debt(1)	(12,950)	(30,860)

(1)	Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

		Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Notes	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at 30 June 2019		(81,286)	—	(81,286)	50,426	(30,860)
Recognized on adoption of IFRS 16	13	—	(5,775)	(5,775)	—	(5,775)
		(81,286)	(5,775)	(87,061)	50,426	(36,635)
Cash Flows(1)		—	896	896	30,594	31,490
Remeasurement of borrowing arrangements		701	—	701	—	701
Other Changes(2)		(4,339)	—	(4,339)	—	(4,339)
Acquisition - leases		—	(4,467)	(4,467)	—	(4,467)
Foreign exchange adjustments		—	(28)	(28)	328	300
Net Debt		(84,924)	(9,374)	(94,298)	81,348	(12,950)

(1)	Cash flows include the interest payments for leases which are presented as operating cash flows in the statement of cash flows.
(2)	Other changes include non-cash movements including accrued interest expense which will be presented as operating cash flows in the statement of cash flows when paid.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2019 and June 30, 2019 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	2,317	2,317
Total Financial Assets		—	—	2,317	2,317

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	47,534	47,534
Total Financial Liabilities		—	—	47,534	47,534

As of December 31, 2019
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,672	1,672
Total Financial Assets		—	—	1,672	1,672

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	47,833	47,833
Total Financial Liabilities		—	—	47,833	47,833

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the six months ended December 31, 2019 and the year ended June 30, 2019:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2018	42,070
Amount used during the year	(800)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	6,264
Closing balance - June 30, 2019	47,534

Opening balance - July 1, 2019	47,534
Amount used during the period	(583)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	882
Closing balance - December 31, 2019	47,833

(1)

In the year ended June 30, 2019 a loss of $6.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as probability of success, market penetration, developmental timelines, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the six months ended December 31, 2019 a loss of $0.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This loss is a net result of changes to the key assumptions of the contingent consideration valuation such as product pricing, development timelines, market penetration and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of December 31,	Fair value as of June 30,	Valuation	Unobservable	Six Months Ended December 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2019	2019	technique	inputs(1)	2019	2019	fair value
Contingent consideration provision	47,833	47,534	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Six months ended December 31, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

Year ended June 30, 2019: A change in the discount rate by 0.5% would increase/decrease the fair value by 1%.

				Expected unit revenues	n/a	n/a

Six months ended December 31, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2019: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 4%.

				Expected sales volumes	n/a	n/a

Six months ended December 31, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

Year ended June 30, 2019: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 4%.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

The fair value of contingent consideration (in U.S. dollars, in thousands)	As of December 31, 2019	As of June 30, 2019
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	28,215	28,005
Fair value of royalty payments from commercialization of the intellectual property acquired	19,618	19,529
	47,833	47,534

Summary of Lease Liabilities
b.	Lease liabilities

(in U.S. dollars, in thousands)	As of December 31, 2019
Current	2,691
Non-current	6,683
Lease liabilities included in the statement of financial position	9,374